Life Insurance Policy, Cash Surrender Value (Details)	Mar. 20, 2025 USD ($)
Kin Chiu Development Company Limited [Member]
Life Insurance Policy, Cash Surrender Value (Details) [Line Items]
Life insurance policy cash surrender value	$ 1,381,153